Investments in Other Entities	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Investments in Other Entities	Investments in Other Entities
As of December 31, 2022 and 2021 the investment in other entities is comprised of the following:

	2022	2021
Investment in Associates and Joint Ventures	Ps. 8,452	Ps. 7,494
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2022	2021	2022	2021
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. —
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	189	183
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	752	699
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	578	18

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,632	3,348
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	29.3%	28.8%	2,267	2,128
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	24.7%	388	404
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	157	178
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	100	102
Trop Frutas do Brasil, LTDA (1)	Beverages	Brazil	23.9%	23.6%	13	55
Alimentos de Soja S.A.U. (1)	Beverages	Argentina	10.7%	10.7%	282	263
Others	Various	Various	Various	Various	94	116
					Ps. 8,452	Ps. 7,494
Accounting method:
(1)The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

During 2022, our ownership in Jugos del Valle, S.A.P.I. de C.V. increased due to a corporate reestructuring and our ownership in Leao Alimentos e Bebidas, LTDA, Trop Frutas do Brasil, LTDA increased due to our acquisition of CVI.

During 2022 and 2021 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16 and Ps. 16, respectively.

During 2022 the Company made capital contributions to Planta Nueva Ecología de Tabasco S.A. DE C.V. for the amounts of Ps. 560, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2021 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amounts of Ps. 44, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2021 the Company reduced its capital on Leao Alimentos e Bebidas, LTDA for the amount of Ps. 46, and there were no changes in the ownership percentage as a result of the capital reduction.

During 2021, the Company recognized an impairment on its investment in Trop Frutas Do Brasil LTDA. for the amount of Ps. 250.

During 2020, the Company recognized impairments on its investments in Compañía Panameña de Bebidas, S.A.P.I de C.V. and Leao Alimentos y Bebidas LTDA. for the amounts of Ps. 1,463 and Ps. 1,038, respectively.

On September 30, 2020, the Company announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A..P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the Company agreed with the buyer that it could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business and calculated its net present value. As of December 31, 2022, and 2021, the financial asset recognized in the consolidated statement of financial position has a total value of Ps. 5 and Ps. 5 respectively. This transaction is presented in the other expenses line of the consolidated income statements. The Company concluded it did not achieve the requirements to be considered as a discontinued operation under IFRS 5.
For the years ended December 31, 2022, 2021 and 2020 the equity earnings (loss) recognized for associates were Ps. 194, Ps. 85, and Ps. (124), respectively.
For the years ended December 31, 2022, 2021 and 2020 the equity earnings (loss) recognized for joint ventures were Ps. 192, Ps. 3 and Ps. (157), respectively.